Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Common Stock Class A Non-voting
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	54,000,000	54,000,000
Common Stock, shares issued	47,228,610	46,256,051
Common Stock, shares outstanding	47,228,610	46,256,051
Common Stock Class B Voting
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	3,000,000	3,000,000
Common Stock, shares issued	2,970,171	2,970,171
Common Stock, shares outstanding	2,970,171	2,970,171